Reconciliation of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of Detailed Information about Reconciliation of Liabilities Arising from Financing Activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	Convertible Preferred Shares	Lease liabilities	Total
As of January 1, 2023	511,861	991	512,852
Financing cash flows	—	(688)	(688)
Non-cash changes:
Fair value change	76,424	—	76,424
Preferred shares converted to common stock	(588,285)	—	(588,285)
Reversal on accrued share issue costs	—	—	—
Interest expense	—	122	122
As of December 31, 2023	—	425	425
Financing cash flows	—	(170)	(170)
Non-cash changes:
New leases entered	—	792	792
Interest expense	—	(81)	(81)
As of December 31, 2024	$—	$966	$966
Financing cash flows	—	(125)	(125)
Non-cash changes:
Lease Termination	—	(149)	(149)
Interest expense	—	(49)	(49)
As of December 31, 2025	$—	$643	$643